Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Subtotal	$ 6,578,401	$ 5,819,275
Less: accumulated depreciation	(215,409)	(10,073)
Total	6,362,992	5,809,202
Office Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	6,101,463
Office Building – Renovation costs [Member]
Property, Plant and Equipment [Line Items]
Subtotal	430,501
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	31,548
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	14,687	14,015
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	202	151
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 5,805,109